INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 12,316	$ (3,588)	$ 50,508
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	2,164	(11,419)	(3,070)
Germany [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	828	4,317	11,658
United States [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(1,620)	(3,621)	14,968
Spain [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	362	552	(2,052)
Israel [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	10,076	7,298	29,964
Other Currency [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 506	$ (715)	$ (960)